Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 9. INCOME TAX

The Company’s net deferred tax assets as of December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021

Deferred tax assets
Net operating loss carryforward	$—	$38,440
Start-up/organization expenses	412,939	172,751
Total deferred tax assets	412,939	211,191
Valuation allowance	(412,939)	(211,191)
Deferred tax assets, net of allowance	$—	$—

The income tax provision for the years ended December 31, 2022 and 2021 consists of the following:

	FOR THE YEARS ENDED
	December 31, 2022	December 31, 2021

Federal
Current	$759,647	$—
Deferred	(201,748)	(211,191)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	201,748	211,191
Income tax provision	$759,647	$—

As of December 31, 2022 and 2021, the Company had $0 and $183,047 in U.S. federal and state net operating loss carryovers available to offset future taxable income, respectively.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $201,748 and $211,191, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2022 and 2021 is as follows:

	FOR THE YEARS ENDED
	December 31, 2022	December 31, 2021
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in fair value of warrants	(14.1)%	(26.9)%
Transaction costs associated with the Initial Public Offering	0.0%	1.9%
Change in fair value of convertible promissory note – related party	(1.7)%	0.0%
Change in valuation allowance	1.9%	4.0%
Income tax provision	7.1%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions and is subject to examination by the various taxing authorities.